Short-term Borrowings	12 Months Ended
Dec. 31, 2013
Short-term Borrowings [Abstract]
Short-term Borrowings
14.      Short-term Borrowings:

The amounts comprising short-term debt in the accompanying consolidated balance sheets are analyzed as follows:

Short-term borrowings:	December 31, 2012	December 31, 2013
Loan Facility:
(a) Revolving overdraft credit facility dated 07/26/2013	$ 7,993	$ 7,993
(b) Senior secured revolving credit facility dated 11/21/2013	50,000	-
(c) Trade credit facility dated 8/9/2013	92,126	20,853
(d) Revolving credit facility dated 11/16/2013	66,000	65,120
(e) Revolving credit facility dated 9/1/2013	47,528	28,467
(f) Revolving credit facility dated 5/10/2013	58,105	109,871
(g) Security agreement dated 12/17/2013	-	99,286
Total short-term borrowings	$ 321,752	$ 331,590

The above dates show the later of the date of the facility, the date of the most recent renewal or the date the loan was assumed by the Company.

a)      On March 30, 2011, the Company renewed its annually renewable revolving overdraft credit facility with a credit limit of up to $10,000 and on June 29, 2012 and July 26, 2013 the Company signed supplemental agreements, which reduces the facility amount to $8,000 and extends the facility until April 30, 2014.

The supplemental facility bears interest at LIBOR plus 6.0%, is collateralized by, among other things, a first priority mortgage over each of the vessels Aegean Ace and Aegean Champion and requires  the Company  to maintain a minimum security value of 125%. Furthermore, the credit facility contains financial covenants requiring the Company to ensure that (i) adjusted consolidated book net worth, as defined, not be less than $175,000, (ii) consolidated leverage ratio, as defined, not to exceed 0.75-to-one, and (iii) consolidated liquid funds (total cash and cash equivalents and the undrawn amount of any committed overdraft facilities available to the Company) ("liquid funds"), as defined, not be less than $25,000.

b)      On December 20, 2012, the Company renewed its senior secured revolving credit facility with the bank for an amount of $50,000 and interest at LIBOR plus 4%.

On June 12, 2013 and November 21, 2013 the Company signed a renewed facility, which matured on November 30, 2013. The facility is collateralized by, among other things, the Company's receivables and corporate guarantee, and bears interest at LIBOR plus 4.0%. The credit facility contains certain covenants and undertakings that require, among other things, that the Company maintain its listing on the New York Stock Exchange, the net equity base will not be less than $175,000, the interest coverage ratio will not be less than 1.3-to-one; the total liabilities to total assets will not exceed 75% and the Company maintain additional free liquidity of $30,000 at the end of each calendar month and an average minimum daily free liquidity of $15,000.

c)      In July 2012, the Company renewed the uncommitted trade credit facility with an international commercial lender for an amount up to $220,000. The availability of any letters of credit, overdrafts or cash advances under the trade credit facility is subject to the lender's discretion. The facility is guaranteed by the Company and is collateralized by, among other things, the Company's assigned receivables and fuel oil and gas oil stored or to be stored in a storage facility acceptable to the lender and pledged in its favor. The facility bears interest at LIBOR plus 2.50%. The facility contains financial covenants requiring, among other things, that AMP's minimum total net equity is at least $80,000 and has minimum cash collateral of $5,000 at all times; the Company maintains its listing on the New York Stock Exchange; has total net equity not less than $250,000; and has a minimum current ratio of 1.15 with a minimum working capital of $50,000.

On August 9, 2013, the Company renewed the uncommitted secured and storage borrowing base facility changing the facility amount to $200,000 with a sub-limit of up to $100,000 for the financing of purchases of stored products Existing financial covenants, apart from the minimum net equity that should not be less than $350,000, and interest rates apply.
d)      On April 20, 2011 the Company's subsidiary Aegean NWE renewed its overdraft facility with the Belgian bank for an amount up to $70,000 and on November 16, 2012 it signed an agreement that increased the credit line to $80,000. The facility is collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the bank and credit-insured. The facility bears interest at LIBOR plus 2.00% for drawdowns and plus 2.50% on the overdrafts.

e)      On September 1, 2013, the Company's subsidiary Aegean NWE renewed with the Belgian bank its annually renewable overdraft facility for an amount up to $70,000 and €500,000 The facilities are collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the banks and credit-insured, equally shared between the Belgian banks. The facility bears interest at LIBOR plus 2.50% for drawdowns and 2.00% for overdrafts.

f)      On June 21, 2011, the Company renewed its annually renewable uncommitted revolving credit facility with an international commercial lender for one year and increased the amount to up to $200,000. The availability of any letters of credit, overdrafts or cash advances under the revolving credit facility is subject to the lender's discretion. The facility is collateralized by, among other things, the assignment of and pledge of receivables and fuel oil and gas oil stored or to be stored in a storage facility acceptable to the lender.

On May 10, 2012 and 2013, the Company signed a third amendment renewing for a one-year term and until the drawdown of our 2013 Secured Multicurrency Revolving Credit Facility. The renewed facility bears interest at LIBOR plus 2.4% and the financial covenants are that the Company shall ensure at all times that working capital is not less than $75,000, the liable capital of the Company, which is defined as its capital, revenue reserves, minority interests and subordinated debt less its intangible assets and any loans of to related companies, is not less than $375,000 and that its current ratio is not less than 1.10 until March 31, 2013. After that date, the current ratio shall not be less than 1.15.

g)      On December 17, 2013, the Company's subsidiary, Aegean Bunkering U.S.A., which acquired the U.S. East Coast Business acquisition (Note 3) signed a loan agreement for an amount up to $150,000 with an international bank in order to fund the purchases of the inventories as defined in the purchase agreement. The facility matures on June 18, 2014 and bears interest at LIBOR plus 2.9%.

Obligations with a maturity of less than one year amounting to $115,000 have been presented as long-term, as the Company had the intent to and ability to refinance the obligations on a long-term basis through the facility available under the financing agreement that the Company has entered on September 19, 2013 as discussed in Note 15.

As at December 31, 2013, the Company was in compliance with all of its covenants contained in its credit facilities.

Interest: Total interest incurred on short-term borrowings for the years ended December 31, 2011, 2012 and 2013 amounted to $10,921, $13,141 and $14,045, respectively (Note 21) and is included in interest and finance costs, in the accompanying consolidated statements of income. During the years ended December 31, 2011, 2012 and 2013, the weighted average interest rate (including the margin) was 3.29%, 3.24%, and 3.72%, respectively.

Amounts available under Short-term Loan Program: As of December 31, 2013, the Company had $480,514 available undrawn amount under its short-term loan agreements to finance working capital requirements and it recognized commitment fees of $1,947 for its undrawn amounts, included in the interest and finance cost, see Note 21.